UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|; Amendment Number:
                                                -----------------------

         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Keane Capital Management, Inc.
Address;          3440 Torringdon Way, Suite 308
                  Charlotte, North Carolina  28277

Form 13F File Number:      28-10739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:             Ted Slack
Title:            Controller & Chief Compliance Officer
Phone:            (704) 973-4022

Signature, Place, and Date of Signing:

   /s/ Ted Slack                 Charlotte, North Carolina       May 15, 2008
   ----------------------        -------------------------       ------------
   Signature                     City, State                     Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              91*

Form 13F Information Table Value Total:              $161,371
                                                      -------
                                                     (thousands)

* Portions of the attached Information Table have been omitted and filed separately with the Commission pursuant to a request for confidential treatment.

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

FORM 13F INFORMATION TABLE

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         Column 1            Column2   Column 3  Column 4          Column 5          Column 6   Column 7           Column 8
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                                                                                                             Voting Authority
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      Name of Issuer          Issuer    CUSIP     Value     Shs or     SH/    Put/   Investment  Other       Sole   Shared    None
                              Class                         Pm Amt     PRN    Call   Discretion Managers     (A)      (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------
ABX AIR INC                  Common    00080S101 3,120,002  1,061,225  SH            Sole                1,061,225
ALDILA INC                   Common    14384200  1,162,948    102,013  SH            Sole                  102,013
ALLIANCE IMAGING INC DEL     Common    18606202  3,966,501    461,221  SH            Sole                  461,221
ALLIANCE ONE INTERNATIONAL
  INC                        Common    18772103  3,224,828    533,912  SH            Sole                  533,912
ALLIED HEALTHCARE INTL INC   Common    01923A109 3,354,413  2,096,508  SH            Sole                2,096,508
AMERICAN AXLE &
  MANUFACTURING              Common    24061103  3,522,577    171,833  SH            Sole                  171,833
AMERICAN EQUITY INVESTMENT   Common    25676206  9,034,822    973,580  SH            Sole                  973,580
AMERICAS CAR MART INC        Common    03062T105 2,801,313    222,503  SH            Sole                  222,503
AMERIGON INC                 Common    03070L300   466,304     31,507  SH            Sole                   31,507
ANWORTH MORTGAGE ASSET CORP  Common    37347101  2,038,225    332,500  SH            Sole                  332,500
ASHFORD HOSPITALITY TR INC   Common    44103109  2,751,472    484,414  SH            Sole                  484,414
ASSURED GUARANTY LTD         Common    G0585R106 2,953,256    124,400  SH            Sole                  124,400
ATLANTIC TELE NETWORK
  INC NEW                    Common    49079205  1,352,050     39,966  SH            Sole                   39,966
ATP OIL & GAS CORPORTION     Common    00208J108   490,800     15,000  SH            Sole                   15,000
BELL MICROPRODUCTS INC       Common    78137106    608,030    298,054  SH            Sole                  298,054
BENIHANA INC                 Common    82047101    301,526     26,850  SH            Sole                   26,850
BENIHANA INC-CL A            Common    82047200    583,335     51,760  SH            Sole                   51,760
BIOFUEL ENERGY CORP          Common    09064Y109   378,881     82,725  SH            Sole                   82,725
BRIGHAM EXPLORATION CO       Common    109178103   314,772     51,857  SH            Sole                   51,857
BROWN SHOE COMPANY           Common    115736100 1,808,400    120,000  SH            Sole                  120,000
BTU INTERNATIONAL INC        Common    56032105    234,296     25,467  SH            Sole                   25,467
CASH SYSTEMS INC             Common    14756B102    57,570    110,755  SH            Sole                  110,755
CASTLEPOINT HLDGS LTD        Common    G19522112 2,944,892    302,661  SH            Sole                  302,661
CHARLOTTE RUSSE HLDG INC     Common    161048103   693,600     40,000  SH            Sole                   40,000
COINSTAR INC                 Common    19259P300   559,311     19,876  SH            Sole                   19,876
CYBEROPTICS CORP             Common    232517102   764,400     70,000  SH            Sole                   70,000
DIODES INC                   Common    254543101 1,209,315     55,069  SH            Sole                   55,069
DOLLAR THRIFTY AUTOMOTIVE
  GROUP                      Common    256743105 2,070,552    151,800  SH            Sole                  151,800
DRYSHIPS INC                 Common    Y2109Q101 5,001,047     83,476  SH            Sole                   83,476
ECXEL TECHNOLOGY             Common    30067T103   808,800     30,000  SH            Sole                   30,000
EDGEWATER TECH INC           Common    280358102 1,020,238    194,702  SH            Sole                  194,702
ENDOCARE INC                 Common    29264P203   177,585     25,737  SH            Sole                   25,737
ENPRO INDUSTRIES INC         Common    29355X107 2,732,244     87,600  SH            Sole                   87,600
EPICOR SOFTWARE CORP         Common    29426L108 2,971,931    265,351  SH            Sole                  265,351
FGX INTERNATIONAL HOLDINGS   Common    G3396L102   837,200     70,000  SH            Sole                   70,000
FIDELITY NATIONAL FINANCIAL  Common    31620R105   906,437     49,451  SH            Sole                   49,451
FIRST MERCURY FINL CORP      Common    320841109 2,203,479    126,564  SH            Sole                  126,564
FRONTIER OIL CORP            Common    35914P105   545,200     20,000  SH            Sole                   20,000
FUQI INTL INC COM NEW        Common    36102A207 1,960,750    275,000  SH            Sole                  275,000
GENCO SHIPPING & TRADING LTD Common    Y2685T107 1,551,825     27,500  SH            Sole                   27,500
G-III APPAREL GROUP LTD      Common    36237H101 2,617,142    195,018  SH            Sole                  195,018
GRIFFON CORP                 Common    398433102   527,515     61,339  SH            Sole                   61,339
HARDINGE INC                 Common    412324303   240,800     17,500  SH            Sole                   17,500
HERCULES OFFSHORE INC        Common    427093109 3,294,111    131,135  SH            Sole                  131,135
HHGREGG INC                  Common    42833L108   996,165     88,548  SH            Sole                   88,548
HILL INTL INC                Common    431466101   318,567     25,465  SH            Sole                   25,465
HOLLY CORP NEW               Common    435758305   868,200     20,000  SH            Sole                   20,000
HORNBACK OFFSHORE SERVICES
  INC                        Common    440543106 2,164,667     47,398  SH            Sole                   47,398
HUDSON HIGHLAND GROUP INC    Common    443792106 1,938,199    228,831  SH            Sole                  228,831
ICF INTL INC                 Common    44925C103 1,713,353     85,454  SH            Sole                   85,454
KVH INDUSTRIES INC           Common    482738101 1,307,670    165,948  SH            Sole                  165,948
LUFKIN INDUSTRIES INC        Common    549764108 4,645,139     72,785  SH            Sole                   72,785
MAX CAPITAL GROUP LTD        Common    G6052F103 1,830,602     69,897  SH            Sole                   69,897
MCMORAN EXPLORATION COMPANY
  COM                        Common    582411104 1,876,674    108,541  SH            Sole                  108,541
MEDCATH CORP                 Common    58404W109 1,729,000     95,000  SH            Sole                   95,000
MFA MORTGAGE INVESTMENTS INC Common    55272X102 3,615,268    573,852  SH            Sole                  573,852
MONTEREY GOURMET FOODS INC   Common    612570101   645,522    209,585  SH            Sole                  209,585
NEW FRONTIER MEDIA INC       Common    644398109 1,756,674    393,873  SH            Sole                  393,873
NEXITY FINL CORP             Common    65333R200   966,462    141,918  SH            Sole                  141,918
OLD DOMINION FREIGHT
  LINES INC                  Common    679580100   954,900     30,000  SH            Sole                   30,000
OMEGA NAVIGATION ENTERPRISES
  INC                        Common    Y6476R105 1,472,264     98,282  SH            Sole                   98,282
OPLINK COMMUNICATIONS
  INC NEW                    Common    68375Q403 2,780,807    313,507  SH            Sole                  313,507
OPNEXT INC                   Common    68375V105 1,357,595    249,100  SH            Sole                  249,100
PANTRY INC                   Common    698657103   421,600     20,000  SH            Sole                   20,000
PARALLEL PETROLEUM CORP-DEL  Common    699157103   445,413     22,760  SH            Sole                   22,760
PARKER DRILLING CO           Common    701081101 2,053,208    317,834  SH            Sole                  317,834
PETROHAWK ENERGY CORPORATION Common    716495106 2,929,350    145,233  SH            Sole                  145,233
PETROQUEST ENERGY INC        Common    716748108 2,010,087    115,922  SH            Sole                  115,922
PIONEER DRILLING CO          Common    723655106 3,734,104    234,407  SH            Sole                  234,407
POKERTEK INC                 Common    730864105   219,456     57,600  SH            Sole                   57,600
PUT GENCO SHIPPING & APR 55  Common    QGNKPK       60,188        225  SH            Sole                      225
REPUBLIC AIRWAYS HLDGS INC   Common    760276105 2,559,627    118,173  SH            Sole                  118,173
RF MICRO DEVICES INC         Common    749941100 1,224,329    460,274  SH            Sole                  460,274
RICKS CABARET INTL INC COM
  NEW                        Common    765641303   848,477     37,100  SH            Sole                   37,100
SAIA INC                     Common    78709Y105 1,575,770     99,355  SH            Sole                   99,355
SCIELE PHARMA INC            Common    808627103 1,368,666     70,188  SH            Sole                   70,188
SEABRIDGE GOLD INC           Common    811916105 1,020,000     42,500  SH            Sole                   42,500
SILVERLEAF RESORTS INC       Common    828395103 1,502,409    661,854  SH            Sole                  661,854
SKETCHERS USA INC CL A       Common    830566105 1,643,679     81,330  SH            Sole                   81,330
SPHERION CORP                Common    848420105   609,007     99,511  SH            Sole                   99,511
STAMPS.COM INC               Common    852857200   310,878     30,300  SH            Sole                   30,300
SUPERIOR ENERGY SERVICES INC Common    868157108 2,200,970     55,552  SH            Sole                   55,552
TETRA TECHNOLOGIES INC - DEL Common    88162F105 3,004,500    189,678  SH            Sole                  189,678
TIER TECHNOLOGIES INC-CL B   Common    88650Q100 2,987,265    374,344  SH            Sole                  374,344
TNS INC                      Common    872960109 2,850,487    138,105  SH            Sole                  138,105
TRICO MARINE SERVICES
  INC NEW                    Common    896106200 1,200,393     30,803  SH            Sole                   30,803
TRIQUINT SEMICONDUCTOR INC   Common    89674K103 2,128,610    420,674  SH            Sole                  420,674
TUESDAY MORNING CORP-NEW     Common    899035505 1,816,424    350,661  SH            Sole                  350,661
UNIVERSAL CORP-VA            Common    913456109 1,408,436     21,493  SH            Sole                   21,493
UNIVERSAL STAINLESS & ALLOY  Common    913837100 2,291,948     77,144  SH            Sole                   77,144
WET SEAL INC-CL A            Common    961840105 3,843,335  1,133,727  SH            Sole                1,133,727